SCHEDULE REDEEMABLE CONVERTIBLE PREFERRED STOCK (Details) - USD ($) $ in Thousands	Jun. 30, 2026	May 22, 2026	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Jul. 31, 2025	Jan. 31, 2024
Preferred stock, shares authorized	1,000,000				1,000,000	1,000,000
Gravitics Inc [Member]
Preferred stock, shares authorized	10,118,115	10,118,115	10,184,163	10,184,163	6,011,819		6,011,819
Issued shares	10,118,115
Outstanding shares	10,118,115
Liquidation Value	$ 61,727				$ 18,865
Carrying Value	$ 47,637				$ 15,770
Series Seed-I [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized	1,375,958				3,202,357
Issued shares	1,375,958				1,375,958
Outstanding shares	1,375,958				1,375,958
Liquidation Value	$ 12,890				$ 12,890
Carrying Value	$ 8,554				$ 8,554
Series Seed-II [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized	1,280,902				1,280,902
Issued shares	1,280,902				1,280,902
Outstanding shares	1,280,902				1,280,902
Liquidation Value	$ 1,500				$ 1,500
Carrying Value	$ 2,600				$ 2,600
Series Seed-III [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized	1,528,560				1,528,560
Issued shares	1,528,560				1,528,560
Outstanding shares	1,528,560				1,528,560
Liquidation Value	$ 4,475				$ 4,475
Carrying Value	$ 4,616				$ 4,616
Series Seed [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized	4,185,420
Issued shares	4,185,420				4,185,420
Outstanding shares	4,185,420				4,185,420
Liquidation Value	$ 18,865
Carrying Value	$ 15,770
Series A-I [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized	4,073,456
Issued shares	4,073,456
Outstanding shares	4,073,456
Liquidation Value	$ 29,868
Carrying Value	$ 19,634
Series A-II [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized	738,035
Issued shares	738,035
Outstanding shares	738,035
Liquidation Value	$ 5,263
Carrying Value	$ 4,037
Series A-III [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized	1,121,204
Issued shares	1,121,204
Outstanding shares	1,121,204
Liquidation Value	$ 7,731
Carrying Value	$ 8,196
Series A [Member] | Gravitics Inc [Member]
Preferred stock, shares authorized	5,932,695
Issued shares	5,932,695
Outstanding shares	5,932,695
Liquidation Value	$ 42,862
Carrying Value	$ 31,867